SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, opening	$ 85,107	$ 135,971
Repayments	(23,284)	(43,350)
Interest expense, accrued	2,855	3,333
Translation difference	(2,830)	(8,847)
Balance, ending	61,848	85,107
Long term loan – current portion	48,891	46,680
Long term loan	$ 12,957	$ 38,427